EMPLOYEE BENEFITS (Details) - Schedule of principal assumptions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of principal assumptions [Abstract]
Discount rate	2.67%	3.13%
Expected rate of salary increase	2.80%	4.50%
Rate of turnover	5.56%	6.04%
Mortality rate	RV-2014	RV-2014
Inflation rate	2.80%	2.80%
Retirement age of women	60	60
Retirement age of men	65	65